Stock-based Compensation Plans - RSU Plans (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2015 CAD CAD / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	CAD 20
Stock unit liabilities	CAD 24	CAD 20
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Award vesting period	3 years
Expense recognized in earnings	CAD 2	CAD 1
Unrecognized compensation expense	CAD 2
Remaining weighted average period to recognize compensation expense (years)	2 years
Aggregate intrinsic value	CAD 5
Weighted average contractual life (years)	2 years
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (cad per share) | CAD / shares	CAD 41.46	CAD 37.72
Stock unit liabilities	CAD 3	CAD 1